Stockholders' equity - Remuneration to the Company's stockholders (Details) R$ / shares in Units, $ / shares in Units, R$ in Millions, $ in Millions	1 Months Ended		12 Months Ended
	Dec. 31, 2019 BRL (R$) R$ / shares	Dec. 31, 2019 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($) $ / shares	Dec. 31, 2017 USD ($)
Stockholders' equity
Minimum percentage of remuneration on adjusted net income			25.00%
Net income of the year			$ (1,683)	$ 6,860	$ 5,507
Profit (loss), After Minimum Mandatory Remuneration			(1,683)
Remuneration - Interest on capital	R$ 7,253	$ 1,767	1,767
Interest on capital (in dollars per share) | (per share)	R$ 1,414,364,369			$ 0.636637439
Remuneration paid to stockholders				$ 3,313	1,456
Profit reserves
Stockholders' equity
Balance at beginning of year			10,968	7,419
Allocation of Income (loss)			(1,683)	4,806
Remuneration - Interest on capital			(1,767)
Translation adjustments			(428)
Balance at end of year		$ 7,090	$ 7,090	$ 10,968	$ 7,419